Document And Entity Information	Aug. 10, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	MercadoLibre, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33647
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	Arias 3751, 7th Floor
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1430CRG
City Area Code	5411
Local Phone Number	4640-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
Entity Central Index Key	0001099590
Entity Emerging Growth Company	false
Amendment Flag	false